GCAT 2024-NQM2 ABS-15G

Exhibit 99.7

Client Name:
Client Project Name:	GCAT 2024-NQM2
Start - End Dates:	2/7/2024 - 3/14/2024
Deal Loan Count:	22

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Total				1

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.